BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST, INC.

ARTICLES OF AMENDMENT

AMENDING THE ARTICLES SUPPLEMENTARY ESTABLISHING AND FIXING THE RIGHTS AND PREFERENCES OF

VARIABLE RATE MUNI TERM PREFERRED SHARES

This is to certify that:

First: The charter of BlackRock Investment Quality Municipal Trust, Inc., a Maryland corporation (the “Corporation”), is amended by these Articles of Amendment, which amend the Articles Supplementary Establishing and Fixing the Rights and Preferences of Variable Rate Muni Term Preferred Shares, dated as of December 15, 2011, as amended to date (the “Articles Supplementary”).

Second: The charter of the Corporation is hereby amended by deleting “12:00 noon, New York City time, on a Business Day not less than ten (10) Business Days preceding” in Section 10(g) of the Articles Supplementary.

Third: These Articles of Amendment shall be effective as of December 6, 2023.

Fourth: The amendment to the charter of the Corporation as set forth above in these Articles of Amendment has been duly advised by the board of directors of the Corporation and approved by the stockholders of the Corporation as and to the extent required by law and in accordance with the charter of the Corporation.

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IN WITNESS WHEREOF, BlackRock Investment Quality Municipal Trust, Inc. has caused these Articles of Amendment to be signed as of December 4, 2023, in its name and on its behalf by the person named below, who acknowledges that these Articles of Amendment are the act of the Corporation and, to the best of such person’s knowledge, information, and belief and under penalties for perjury, all matters and facts contained in these Articles of Amendment are true in all material respects.

BLACKROCK Investment Quality Municipal Trust, INC.

                                                                                                         By:  /s/Jonathan Diorio

       Name:  Jonathan Diorio

Title:    Vice President

ATTEST:

By:    /s/Janey Ahn
Name:  Janey Ahn
Title:    Secretary

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